Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

(in millions)	Maturity Date	2019	2018
ITC
Secured US First Mortgage Bonds -
4.46% weighted average fixed rate (2018 - 4.51%)	2020-2055	$2,624	$2,652
Secured US Senior Notes -
4.26% weighted average fixed rate (2018 - 4.19%)	2040-2049	747	648
Unsecured US Senior Notes -
3.79% weighted average fixed rate (2018 - 3.91%)	2020-2043	3,312	3,751
Unsecured US Shareholder Note -
6.00% fixed rate (2018 - 6.00%)	2028	258	271
Unsecured US Term Loan Credit Agreement -
2.35% weighted average fixed rate	2021	260	—
UNS Energy
Unsecured US Tax-Exempt Bonds - 4.64% weighted
average fixed and variable rate (2018 - 4.66%)	2020-2040	603	654
Unsecured US Fixed Rate Notes -
4.38% weighted average fixed rate (2018 - 4.38%)	2021-2048	1,851	1,943
Central Hudson
Unsecured US Promissory Notes - 4.27% weighted
average fixed and variable rate (2018 - 4.43%)	2020-2059	986	938
FortisBC Energy
Unsecured Debentures -
4.87% weighted average fixed rate (2018 - 5.03%)	2026-2049	2,795	2,595
FortisAlberta
Unsecured Debentures -
4.64% weighted average fixed rate (2018 - 4.64%)	2024-2052	2,185	2,185
FortisBC Electric
Secured Debentures -
8.80% fixed rate (2018 - 8.80%)	2023	25	25
Unsecured Debentures -
5.05% weighted average fixed rate (2018 - 5.05%)	2021-2050	710	710
Other Electric
Secured First Mortgage Sinking Fund Bonds -
6.14% weighted average fixed rate (2018 - 6.14%)	2020-2057	571	578
Secured First Mortgage Bonds -
5.66% weighted average fixed rate (2018 - 5.66%)	2025-2061	220	220
Unsecured Senior Notes -
4.45% weighted average fixed rate (2018 - 4.45%)	2041-2048	152	152
Unsecured US Senior Loan Notes and Bonds - 4.53% weighted
average fixed and variable rate (2018 - 4.76%)	2020-2049	645	584
Corporate
Unsecured US Senior Notes and Promissory Notes -
3.80% weighted average fixed rate (2018 - 3.41%)	2020-2044	2,903	4,398
Unsecured Debentures -
6.50% fixed rate (2018 - 6.50%)	2039	200	200
Unsecured Senior Notes - 2.85% fixed rate (2018 - 2.85%)	2023	500	500
Long-term classification of credit facility borrowings		640	1,066
Fair value adjustment - ITC acquisition		133	161
Total long-term debt (Note 28)		22,320	24,231
Less: Deferred financing costs and debt discounts		(129)	(146)
Less: Current installments of long-term debt		(690)	(926)
		$21,501	$23,159

(in millions, except %)	Month Issued	Interest Rate (%)	Maturity	Amount		Use of Proceeds
ITC
Secured notes	January	4.55	2049	US	50	(1) (2) (3)
Unsecured term loan credit agreement (4)	June	(5)	2021	US	200	(6)
Secured notes	July	4.65	2049	US	50	(1) (2) (3)
First mortgage bonds	August	3.30	2049	US	75	(1) (2) (3)
Central Hudson
Unsecured notes	October	3.89	2049	US	50	(2) (3) (6)
Unsecured notes	October	3.99	2059	US	50	(2) (3) (6)
FortisBC Energy
Unsecured debentures	August	2.82	2049	200		(1)
FortisTCI
Unsecured non-revolving term loan	February	(7)	2025	US	5	(2) (3)
Caribbean Utilities
Unsecured notes	May	4.14	2049	US	40	(1) (3) (6)
Unsecured notes	August	4.14	2049	US	20	(2) (3) (6)
Unsecured notes	August	3.83	2039	US	20	(2) (3) (6)

(1)	Repay credit facility borrowings

(2)	Finance capital expenditures

(3)	General corporate purposes

(4)	Maximum amount of borrowings under this agreement is US$400 million; in January 2020 the remaining US$200 million was drawn to repay outstanding commercial paper balances

(5)	Floating rate of a one-month LIBOR plus a spread of 0.60%

(6)	Repay maturing long-term debt

(7)	Floating rate of a one-month LIBOR plus a spread of 1.75%

Schedule of Long-Term Debt Repayments
The consolidated requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

Total
(year)	(in millions)
2020	$690
2021	872
2022	1,146
2023	1,553
2024	1,106
Thereafter	16,953
$22,320

Schedule of Credit Facilities
The following summarizes the credit facilities of the Corporation and its subsidiaries.

(in millions)	Regulated Utilities	Corporate and Other	2019	2018
Total credit facilities	$4,209	$1,381	$5,590	$5,165
Credit facilities utilized:
Short-term borrowings (1)	(512)	—	(512)	(60)
Long-term debt (including current portion) (2)	(640)	—	(640)	(1,066)
Letters of credit outstanding	(64)	(50)	(114)	(119)
Credit facilities unutilized	$2,993	$1,331	$4,324	$3,920
(1)    The weighted average interest rate was approximately 3.2% (December 31, 2018 - 4.2%).
(2)
The weighted average interest rate was approximately 2.4% (December 31, 2018 - 3.3%). The current portion was $252 million (December 31, 2018 - $735 million).
Consolidated credit facilities of approximately $5.6 billion as at December 31, 2019 are itemized below.

(in millions)	Amount		Maturity
Unsecured committed revolving credit facilities
Regulated utilities
ITC (1)	US	900	October 2022
UNS Energy	US	500	October 2022
Central Hudson	US	250	(2)
FortisBC Energy	700		August 2024
FortisAlberta	250		August 2024
FortisBC Electric	150		April 2024
Other Electric	190		(3)
Other Electric (4)	US	50	January 2020
Corporate and Other	1,350		(5)
Other facilities
UNS Energy - unsecured non-revolving facility	US	225	December 2020
Central Hudson - uncommitted credit facility	US	40	n/a
FortisBC Electric - unsecured demand overdraft facility	10		n/a
Other Electric - unsecured demand facilities	20		n/a
Other Electric - unsecured demand facility and emergency standby loan	US	60	April 2020
Corporate and Other - unsecured non-revolving facility	31		n/a

(1)	ITC also has a US$400 million commercial paper program, under which US$200 million was outstanding as at December 31, 2019, which is reported in short-term borrowings.

(2)	US$50 million in July 2020 and US$200 million in October 2020

(3)	$40 million in June 2021, $50 million in February 2022 and $100 million in August 2024

(4)	Subsequent to year end, facility was increased to US$70 million and the maturity date extended to January 2025

(5)	$50 million in April 2022 and $1.3 billion in July 2024 with the option to increase by an amount up to $500 million